Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2021

Shares		Security Description	Fair Value
		COMMON STOCKS 99.4%
		COMMUNICATION SERVICES 9.4%
762,000		Activision Blizzard Inc	$58,971,180
139,500		Alphabet Inc (a)	371,810,745
510,000		Walt Disney Co/The (a)	86,276,700
			517,058,625
		CONSUMER DISCRETIONARY 8.3%
89,300		Amazon.com Inc (a)	293,354,072
212,100		Gentherm Inc (a)	17,165,253
200,000		Home Depot Inc/The	65,652,000
167,000		Polaris Inc	19,983,220
202,000		Sleep Number Corp (a)	18,882,960
180,000		Target Corp	41,178,600
			456,216,105
		CONSUMER STAPLES 2.9%
2,648,592		Hormel Foods Corp	108,592,272
631,000		Sysco Corp	49,533,500
			158,125,772
		FINANCIALS 9.0%
175,000		American Express Co	29,317,750
1,112,300		Charles Schwab Corp/The	81,019,932
340,000		Great Western Bancorp Inc	11,131,600
835,000		Principal Financial Group Inc	53,774,000
3,755,000		US Bancorp/MN	223,197,200
2,064,000		Wells Fargo & Co	95,790,240
			494,230,722
		HEALTH CARE 20.0%
515,000		Abbott Laboratories	60,836,950
225,000		Baxter International Inc	18,096,750
355,700		Bio-Techne Corp	172,361,549
430,527		Elanco Animal Health Inc (a)	13,729,506
255,000		Eli Lilly & Co	58,917,750
96,000		Inspire Medical Systems Inc (a)	22,356,480
775,000		Johnson & Johnson	125,162,500
1,610,000		Medtronic PLC (d)	201,813,500
762,000		Pfizer Inc	32,773,620
3,225,000		Roche Holding AG (c)	146,640,750
615,000		UnitedHealth Group Inc	240,305,100
			1,092,994,455
		INDUSTRIALS 15.2%
312,000		3M Co	54,731,040
630,000		CH Robinson Worldwide Inc	54,810,000
1,670,000		Donaldson Co Inc	95,874,700
1,830,000		Fastenal Co	94,446,300
2,245,000		Graco Inc	157,082,650
225,000		Honeywell International Inc	47,763,000
2,176,066		nVent Electric PLC (d)	70,352,214
58,000		Proto Labs Inc (a)	3,862,800
125,000		Rockwell Automation Inc	36,755,000
949,966		Tennant Co (e)	70,249,985
1,495,000		Toro Co/The	145,627,950
			831,555,639
Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		September 30, 2021

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 24.6%
960,000		Corning Inc	$35,030,400
1,391,333		Digi International Inc (a)	29,245,820
1,160,000		Fiserv Inc (a)	125,860,000
855,000		Jamf Holding Corp (a)	32,934,600
449,404		Littelfuse Inc	122,808,631
1,441,000		Microsoft Corp	406,246,720
520,000		Motorola Solutions Inc	120,806,400
938,000		NVIDIA Corp	194,316,080
675,000		QUALCOMM Inc	87,061,500
675,000		Visa Inc	150,356,250
296,600		Workiva Inc (a)	41,808,736
			1,346,475,137
		MATERIALS 7.7%
1,039,000		Ecolab Inc	216,756,180
1,505,000		HB Fuller Co	97,162,800
388,000		Sherwin-Williams Co/The	108,535,240
			422,454,220
		REAL ESTATE 1.8%
697,000		CoreSite Realty Corp	96,562,380

		UTILITIES 0.5%
500,000		Alliant Energy Corp	27,990,000

		TOTAL COMMON STOCKS	$5,443,663,055
		(cost $2,428,246,111)

		SHORT-TERM INVESTMENTS 0.4%
21,480,695		First American Government Obligations Fund, Class X, 0.026% (b)	$21,480,695
		(cost $21,480,695)

		TOTAL INVESTMENTS 99.8%	$5,465,143,750
		(cost $2,449,726,806)

		OTHER ASSETS AND LIABILITIES (NET) 0.2%	12,587,287

		TOTAL NET ASSETS 100.0%	$5,477,731,037

	(a)	Non-income producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2021.
	(c)	American Depositary Receipt.
	(d)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the "Adviser") defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(e)	Affiliated company at September 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to the Schedules of Investments.

Mairs & Power Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2021

Mairs & Power Growth Fund (the Growth Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Shares of underlying mutual funds are valued at their respective Net Asset Value (NAV). Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis. Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security. Fair value pricing involves subjective judgements and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2021, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak.  Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2021

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of September 30, 2021:

Growth Fund
Level 1*	$5,465,143,750
Level 2	-
Level 3	-
Total	$5,465,143,750

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended September 30, 2021.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

Growth Fund
Cost of investments	$2,302,100,401
Gross unrealized appreciation	$2,580,765,194
Gross unrealized depreciation	(29,835,539)
Net unrealized appreciation	$2,550,929,655
Undistributed ordinary income	$204,715
Undistributed long-term capital gains	106,649,425
Total distributable earnings	$106,854,140
Other accumulated earnings	-
Total accumulated earnings	$2,657,783,795